Spartan®

New York Municipal
Funds

and

Fidelity®
New York Municipal
Money Market Fund

Semiannual Report

July 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan New York Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan New York Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® NY Municipal Income	3.42%	10.61%	37.84%	98.06%
LB New York 4 Plus Year Municipal Bond	3.66%	11.10%	41.92%	n/a*
New York Municipal Debt Funds Average	3.45%	10.04%	31.82%	87.26%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 103 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Income	10.61%	6.63%	7.07%
LB New York 4 Plus Year Municipal Bond	11.10%	7.25%	n/a*
New York Municipal Debt Funds Average	10.04%	5.64%	6.39%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan New York Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® New York Municipal Income Fund on July 31, 1991. As the chart shows, by July 31, 2001, the value of the investment would have grown to $19,806 - a 98.06% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,020 - a 100.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan New York Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended July 31,	Years ended January 31,
	2001	2001	2000	1999	1998	1997
Dividend returns	2.32%	5.48%	4.44%	4.81%	5.36%	5.20%
Capital returns	1.10%	8.86%	-9.47%	1.64%	5.46%	-1.98%
Total returns	3.42%	14.34%	-5.03%	6.45%	10.82%	3.22%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.00¢	29.15¢	59.23¢
Annualized dividend rate	4.59%	4.60%	4.69%
30-day annualized yield	4.08%	-	-
30-day annualized tax-equivalent yield	7.07%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.83 over the past one month, $12.79 over the past six months and $12.62 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 42.27% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan New York Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market recorded gains in five out of the past six months, according to the Lehman Brothers Municipal Bond Index. The index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, returned 3.38% for the overall six-month period ending July 31, 2001. The muni market was boosted in part by the Federal Reserve Board's four interest-rate cuts during the period. Those reductions, in addition to the Fed's two rate cuts in January, lowered the fed funds target rate from 6.50% to 3.75%. Short- and intermediate-maturity munis responded particularly well to the lower rate environment. While not as favorable as they were in 2000, supply and demand dynamics generally were positive for the muni market during the past six months. However, heavier issuance later in the period drove prices down somewhat, while declining federal income tax brackets could potentially dampen demand. Regardless, the muni market remained resilient and posted a negative return in only one of the past six months. That occurred in April, when the $25 billion downgrade of California's general obligation bonds - the largest muni downgrade on record - reverberated throughout the market. Typical seasonal weakness also contributed to the muni market's negative return in April, as investors liquidated munis for tax payments.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan New York Municipal Income Fund

Q. How did the fund perform, George?

A. For the six-month period that ended July 31, 2001, the fund had a total return of 3.42%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 3.45% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 3.66%. For the 12-month period that ended July 31, 2001, the fund had a total return of 10.61%. In comparison, the New York municipal debt funds average returned 10.04% and the Lehman Brothers index returned 11.10% for the same 12-month period.

Q. What factors contributed to the New York municipal market's and the fund's returns during the past six months?

A. Just prior to the beginning of the period, the Federal Reserve Board had cut interest rates twice in January, attempting to boost the sagging economy. Faced with repeated evidence that economic conditions were weakening, the Fed continued to make monthly rate cuts from February through June. All told, it slashed short-term interest rates by 2.75 percentage points. Mixed economic data in July prompted the Fed to hold rates steady, although it indicated that it might cut rates further later in the year. Falling interest rates provided a positive tone for the overall municipal market. Meanwhile, the supply of and demand for municipals remained more or less in check during the period. The fund's total return for the period reflects the combination of some price appreciation - or depreciation - of the fund's holdings, plus the income they generated.

Semiannual Report

Spartan New York Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Short-term municipal bonds gained ground while longer-term bonds languished. What caused this divergence in performance, and how did you react to it?

A. Yields on short-term municipal securities, which are closely tied to Fed actions, fell and their prices rose in tandem with interest-rate cuts. In contrast, yields on longer-term securities, which aren't directly influenced by Fed policy but are more closely tied to expectations about economic growth and potential inflation, actually increased, causing their prices to stall or decline. That's because investors worried that the Fed's actions eventually might lead to better economic growth and higher inflation. Bondholders, of course, dislike inflation because it eats away at the value of their holdings. Throughout the period, I kept the fund diversified across all maturities. By doing so, the fund was able to benefit from the price appreciation that occurred in the short end of the market, while benefiting from higher yields offered by longer-maturity bonds.

Q. Were there particular sectors that helped or detracted from the fund's performance?

A. Yes, there were. After posting dismal results in 2000, many hospital bonds performed well this year thanks to cost cutting, price increases and higher insurance reimbursements. Those positive developments helped many of the fund's health care holdings. On the flip side, municipal bonds backed by a given corporation - known as industrial development bonds - generally performed poorly as corporate profits eroded. The fund owned only a few corporate-backed bonds during the period.

Q. What changes, if any, did you make to the fund's investments in response to the weakening economy?

A. I didn't really make any changes because I had anticipated economic weakness and approached the market fairly cautiously in terms of credit quality. I maintained the fund's emphasis on bonds with higher credit ratings, by having about 94% of the fund's investments in investment-grade bonds rated A or higher by Moody's or Standard & Poor's®. Relative to the overall New York Municipal Market, I also kept a larger weighting in essential services bonds, such as those issued by water authorities, sewer departments and transportation systems. They generate revenues through fees and tolls, which tend to be more stable in a slow economy. In contrast, I kept a relatively light weighting - compared with the New York municipal market as a whole - in general obligation bonds, which are backed by economically sensitive sales, income and other taxes.

Q. What's ahead for the New York municipal market?

A. From a macroeconomic point of view, the Fed continues to reiterate that it is far more worried about a possible recession than it is about inflation. Given that, many observers are expecting interest rates to come down from current levels. If that's the case, municipal bonds could benefit. Another potentially favorable factor is that municipal bonds are priced attractively relative to U.S. Treasury securities, which could fuel continued strong demand for municipals. As far as the New York municipal market is concerned, there are several developments I'll be watching, including how the state and other municipal issuers deal with slower economic conditions and the outcome of the upcoming New York City mayoral election and its potential effect on the city's fiscal policy.

Semiannual Report

Spartan New York Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal and New York State and City income taxes

Fund number: 071

Trading symbol: FTFMX

Start date: July 10, 1984

Size: as of July 31, 2001, more than $1.3 billion

Manager: George Fischer, since 2000; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

George Fischer on the weaker economy's effect on New York's municipal issuers:

"Weakening economic conditions have forced the state of New York and its thousands of municipal issuers to re-evaluate their current budgets and assumptions about the future. A slowing economy has curtailed tax receipts - including key revenues such as corporate taxes, personal income taxes and sales taxes. Furthermore, the stock market's weakness has had a particularly pronounced effect on New York municipal issuers, cutting into revenue generated by taxes on stock-option profits and capital gains. It also has curtailed Wall Street's profits and the incomes of the people who work there. The financial pinch caused by declining tax receipts has been exacerbated by rising expenses, particularly health care and education costs. Just a short time after enjoying surpluses, many issuers across the state now are being forced to consider cutting spending on a wide range of programs.

"As a manager of municipal bond funds, my job is to monitor the economy's ebbs and flows to determine how they'll affect revenue collections. So far, I think that the issuers of bonds in which the fund invests have done a decent job of dealing with slower revenue growth. But, as always, I'll keep a close eye on these developments, looking for problems stemming from a slower economy."

Semiannual Report

Spartan New York Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.6	30.2
Transportation	21.0	20.8
Special Tax	14.9	12.8
Water & Sewer	9.1	11.4
Electric Utilities	6.8	9.6
Average Years to Maturity as of July 31, 2001
		6 months ago
Years	15.2	15.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2001
6 months ago
Years	7.0	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of July 31, 2001	As of January 31, 2001
Aaa 48.5%	Aaa 40.5%
Aa, A 45.5%	Aa, A 39.4%
Baa 6.0%	Baa 15.0%
Short-term Investments 0.0%	Short-term Investments 5.1%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan New York Municipal Income Fund

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - 92.0%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	Aaa	$ 1,275,000	$ 1,346,107
Albany Indl. Dev. Agcy. Civic Facility Rev. (Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	Aaa	500,000	530,890
5% 7/1/10 (AMBAC Insured)	Aaa	600,000	635,976
5% 7/1/11 (AMBAC Insured)	Aaa	500,000	529,430
5.5% 7/1/21 (AMBAC Insured)	Aaa	2,300,000	2,413,022
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	Aaa	1,010,000	1,079,215
5% 12/1/08 (FGIC Insured)	Aaa	1,030,000	1,100,267
5% 12/1/09 (FGIC Insured)	Aaa	1,840,000	1,961,458
5% 12/1/10 (FGIC Insured)	Aaa	1,840,000	1,954,614
5% 12/1/11 (FGIC Insured)	Aaa	1,820,000	1,927,635
Buffalo Swr. Auth. Rev. (Swr. Sys. Proj.) Series G, 5% 7/1/12 (FGIC Insured)	Aaa	2,700,000	2,730,267
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	Aaa	435,000	570,994
7.8% 5/1/15 (MBIA Insured)	Aaa	435,000	574,526
7.8% 5/1/16 (MBIA Insured)	Aaa	435,000	578,350
7.8% 5/1/17 (MBIA Insured)	Aaa	435,000	583,252
7.8% 5/1/18 (MBIA Insured)	Aaa	434,000	583,891
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	A3	4,190,000	4,308,116
5.75% 8/1/30	A3	9,445,000	9,934,251
(Vassar College Proj.) 5.35% 9/1/40	Aa2	5,000,000	5,043,500
Erie County Gen. Oblig. Series A:
6% 2/1/04 (FGIC Insured)	Aaa	1,100,000	1,173,546
6% 2/1/05 (FGIC Insured)	Aaa	1,000,000	1,085,670
6% 2/1/06 (FGIC Insured)	Aaa	1,030,000	1,134,040
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (d)	Aaa	1,805,000	1,928,859
Hempstead Town Indl. Dev. Agy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	A3	7,000,000	7,086,870
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 5.25% 12/1/05 (AMBAC Insured)	Aaa	5,600,000	5,999,392
Series A, 5.75% 12/1/24	Baa1	25,000,000	26,130,000
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	Aaa	11,180,000	12,033,817
5% 4/1/06 (FSA Insured)	Aaa	6,605,000	6,995,818
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.25% 7/1/17	A3	$ 8,000,000	$ 8,166,160
Series R, 5.4% 7/1/10	A3	2,960,000	3,185,848
Series 1997 B, 5% 7/1/20 (AMBAC Insured)	Aaa	3,000,000	3,011,700
Series 1997 D, 6% 7/1/05 (MBIA Insured)	Aaa	5,000,000	5,477,900
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	6,000,000	6,210,960
5.75% 7/1/21 (MBIA Insured)	Aaa	5,300,000	5,615,297
6% 7/1/24	Baa1	5,000,000	5,398,250
Series B:
4.75% 7/1/26 (FGIC Insured)	Aaa	6,000,000	5,657,520
4.875% 7/1/18 (FGIC Insured)	Aaa	3,000,000	2,997,210
5.125% 7/1/24 (AMBAC Insured)	Aaa	5,080,000	5,101,285
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,680,000	4,723,945
Series E, 5.5% 7/1/09 (AMBAC Insured)	Aaa	2,705,000	2,937,630
Metro. Trans. Auth. Dedicated Tax Fund Series A:
4.75% 4/1/28 (FGIC Insured)	Aaa	5,445,000	5,123,963
5% 4/1/23 (FGIC Insured)	Aaa	6,000,000	6,013,020
5% 4/1/29 (FSA Insured)	Aaa	10,000,000	9,942,300
5.25% 4/1/26 (MBIA Insured)	Aaa	5,580,000	5,646,346
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.):
Series 3, 7.375% 7/1/08	Baa1	5,400,000	6,171,390
Series O, 5.75% 7/1/13	A3	3,000,000	3,344,850
(Trans. Facilities Proj.):
Series 3, 7.375% 7/1/08	Baa1	1,830,000	2,091,416
Series 5, 6.9% 7/1/05	A3	4,100,000	4,200,409
Series 7:
0% 7/1/10	A3	9,500,000	6,328,235
5.45% 7/1/07	A3	4,930,000	5,348,015
5.625% 7/1/16	A3	3,000,000	3,082,860
Series P, 5.75% 7/1/15	A3	6,000,000	6,237,300
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17	A3	3,000,000	3,062,310
5.375% 7/1/21 (FSA Insured)	Aaa	3,000,000	3,080,700
5.375% 7/1/21 (MBIA Insured)	Aaa	3,000,000	3,080,700
Series R:
5.3% 7/1/09	A3	4,000,000	4,311,400
5.4% 7/1/10	A3	3,000,000	3,228,900
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Trans. Facilities Rev.: - continued
Series A:
4.75% 7/1/21 (MBIA Insured)	Aaa	$ 2,000,000	$ 1,939,740
4.75% 7/1/24 (MBIA Insured)	Aaa	5,000,000	4,765,150
5.75% 7/1/21 (MBIA Insured)	Aaa	14,500,000	15,362,605
6% 7/1/16 (FSA Insured)	Aaa	9,090,000	9,852,742
6% 7/1/24	Baa1	2,000,000	2,159,300
6.125% 7/1/29	Baa1	25,000,000	27,058,238
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	8,500,000	8,014,820
Series B1, 5% 7/1/18 (AMBAC Insured)	Aaa	2,970,000	2,997,086
Series C:
4.75% 7/1/16 (FSA Insured)	Aaa	4,100,000	4,081,714
5.125% 7/1/13 (FSA Insured)	Aaa	2,500,000	2,615,875
5.125% 7/1/14 (FSA Insured)	Aaa	3,375,000	3,507,401
Series K, 6.3% 7/1/06 (MBIA Insured)	Aaa	10,150,000	11,409,108
Series N, 0% 7/1/11 (FGIC Insured)	Aaa	5,980,000	3,832,343
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	Aaa	870,000	889,549
6% 6/1/04	Aa2	540,000	580,694
6% 6/1/04 (Escrowed to Maturity) (d)	Aa2	970,000	1,048,832
6% 6/1/05	Aa2	770,000	841,826
6% 6/1/05 (Escrowed to Maturity) (d)	Aa2	1,385,000	1,526,215
6.5% 6/1/04	Aa2	65,000	71,157
6.5% 6/1/05	Aa2	115,000	128,784
6.5% 6/1/06	Aa2	120,000	136,656
6.5% 6/1/07 (AMBAC Insured)	Aaa	50,000	57,701
7% 6/1/03 (FGIC Insured)	Aaa	410,000	439,085
7% 6/1/03 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	590,000	633,819
7% 6/1/04 (FGIC Insured)	Aaa	875,000	963,909
7% 6/1/04 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	1,275,000	1,412,942
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	Aaa	1,245,000	1,291,264
5.625% 5/15/24 (MBIA Insured)	Aaa	2,645,000	2,737,125
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	Aa1	1,000,000	1,095,200
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Muni. Assistance Corp. for New York City: - continued
Series 1999 O:
5.25% 7/1/07	Aa1	$ 1,780,000	$ 1,923,005
5.25% 7/1/08	Aa1	8,000,000	8,663,680
Series D, 6% 7/1/05 (AMBAC Insured)	Aaa	10,000,000	10,952,000
Series G, 6% 7/1/06	Aa1	4,000,000	4,438,680
Series H:
6% 7/1/05	Aa1	5,000,000	5,476,000
6.25% 7/1/07	Aa1	1,195,000	1,353,923
Series J, 5.5% 7/1/02	Aa1	6,500,000	6,664,320
Series L, 6% 7/1/07	Aa1	5,250,000	5,879,108
Nassau County Gen. Oblig.:
(Combined Swr. District Proj.) Series F, 5.3% 7/1/07 (MBIA Insured)	Aaa	350,000	377,304
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	Aaa	2,410,000	2,567,662
Series A:
6% 7/1/09 (FGIC Insured)	Aaa	5,620,000	6,336,044
6.5% 5/1/07 (FGIC Insured)	Aaa	4,000,000	4,549,560
Series D, 5.25% 9/1/03 (FSA Insured)	Aaa	2,500,000	2,611,400
Series P, 6.3% 11/1/03 (FGIC Insured)	Aaa	1,000,000	1,070,600
Series R, 5.125% 11/1/05 (FGIC Insured)	Aaa	2,065,000	2,197,800
Series T, 5.2% 9/1/11 (FGIC Insured)	Aaa	2,695,000	2,829,804
Series U:
5.125% 11/1/04 (AMBAC Insured)	Aaa	1,505,000	1,589,732
5.25% 11/1/11 (AMBAC Insured)	Aaa	1,500,000	1,581,135
5.25% 11/1/15 (AMBAC Insured)	Aaa	2,150,000	2,208,416
Nassau County Interim Fin. Auth. Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	Aaa	7,845,000	8,819,271
5.75% 11/15/12 (MBIA Insured)	Aaa	7,710,000	8,535,664
New York City Edl. Construction Fund Sr. Series A, 6.25% 10/1/03 (MBIA Insured)	Aaa	1,895,000	2,024,902
New York City Gen. Oblig.:
Series 1991 A, 3% 8/15/02	A2	5,500,000	5,512,210
Series A:
6.25% 8/1/08	A2	1,000,000	1,113,930
7% 8/1/03	A2	2,000,000	2,149,320
Series B:
5.7% 8/15/02	A2	2,260,000	2,326,738
5.7% 8/15/02 (Escrowed to Maturity) (d)	Aaa	75,000	77,441
5.875% 8/15/13	A2	3,870,000	4,150,614
6.2% 8/15/06	A2	2,195,000	2,416,739
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
6.5% 8/15/11	A2	$ 1,000,000	$ 1,171,150
7.5% 2/1/02	A2	1,000,000	1,023,020
7.5% 2/1/03	A2	5,000,000	5,185,750
7.5% 2/1/07	A2	3,770,000	3,902,063
7.5% 2/1/07 (Pre-Refunded to 2/1/02 @ 101.5) (d)	A2	1,730,000	1,797,522
Series C:
5.7% 8/15/02	A2	1,310,000	1,348,684
6% 2/1/22	A2	3,410,000	3,627,456
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	A2	90,000	101,762
6.4% 8/1/03	A2	6,000,000	6,291,240
Series D:
5.25% 8/1/13	A2	2,500,000	2,602,875
5.25% 8/1/21 (MBIA Insured)	Aaa	5,000,000	5,081,850
5.375% 8/1/17	A2	2,500,000	2,572,975
5.75% 2/15/08	A2	895,000	954,509
5.75% 2/15/08 (Pre-Refunded to 2/15/05 @ 101) (d)	A2	105,000	114,815
Series E:
6% 8/1/26	A2	3,455,000	3,662,680
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	Aaa	295,000	333,554
6.5% 2/15/06	A2	1,000,000	1,115,490
Series F:
5.75% 2/1/15	A2	2,500,000	2,635,675
6% 8/1/16	A2	7,750,000	8,294,205
Series G:
6% 10/15/26	A2	4,950,000	5,276,354
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	Aaa	50,000	57,013
Series H:
5.5% 8/1/12	A2	9,000,000	9,584,010
6% 8/1/17	A2	1,000,000	1,074,090
7% 2/1/05	A3	445,000	460,068
7% 2/1/05 (Pre-Refunded to 2/1/02 @ 101.5) (d)	Aaa	220,000	228,105
7% 2/1/06	A3	280,000	289,313
7% 2/1/06 (Pre-Refunded to 2/1/02 @ 101.5) (d)	Aaa	140,000	145,158
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series I:
5.875% 3/15/12	A2	$ 10,000,000	$ 10,715,500
6.125% 4/15/11	A2	8,495,000	9,344,840
6.125% 4/15/11 (Pre-Refunded to 4/15/07 @ 101) (d)	Aaa	16,505,000	18,768,991
6.25% 4/15/07 (MBIA Insured)	Aaa	8,005,000	9,034,843
Series J:
5.875% 2/15/19	A2	4,000,000	4,203,240
6.125% 8/1/12	A2	1,000,000	1,098,700
Series L, 5.75% 8/1/12	A2	3,700,000	3,982,532
Series M, 8% 6/1/05 (AMBAC Insured)	Aaa	6,580,000	7,621,417
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	Aaa	2,700,000	2,884,437
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (c)	A3	1,500,000	1,574,190
6% 1/1/08 (c)	A3	500,000	529,220
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	Aaa	1,000,000	1,059,930
5.875% 6/15/26	Aa2	18,085,000	19,039,707
5.875% 6/15/26 (Pre-Refunded to 6/15/06 @ 101) (d)	Aa2	3,165,000	3,546,383
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	Aaa	13,450,000	13,638,300
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	Aaa	3,785,000	3,814,750
Series 2000 B, 6% 6/15/33	Aa2	9,180,000	10,037,045
Series B:
5.375% 6/15/07 (AMBAC Insured)	Aaa	355,000	374,908
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (d)	Aaa	145,000	155,801
5.75% 6/15/26 (MBIA Insured)	Aaa	5,025,000	5,264,894
5.75% 6/15/29 (MBIA Insured)	Aaa	5,965,000	6,249,769
New York City Transitional Fin. Auth. Rev.:
Series 1997 A, 5.5% 8/15/07	Aa2	2,000,000	2,189,420
Series A, 5.125% 8/15/21	Aa2	13,350,000	13,424,760
Series B:
4.75% 11/15/16	Aa2	1,370,000	1,349,162
4.75% 11/15/23	Aa2	23,500,000	22,082,950
5.125% 11/1/14	Aa2	1,000,000	1,039,540
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series B:
5.25% 2/1/05	Aa2	$ 5,000,000	$ 5,304,050
6% 11/15/29	Aa2	3,000,000	3,280,350
Series C:
5.25% 2/1/07	Aa2	4,000,000	4,298,640
5.5% 2/1/08	Aa2	3,000,000	3,276,480
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	Aaa	4,850,000	5,029,159
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	Aaa	1,250,000	1,331,138
New York Counties Tobacco Trust II:
5.625% 6/1/35 (b)	A1	3,000,000	3,030,000
5.75% 6/1/43 (b)	A1	3,000,000	3,056,580
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	Aaa	3,150,000	3,187,328
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	4,625,000	4,672,684
(Bronx-Lebanon Hosp. Ctr. Proj.) Series E, 5% 2/15/10 (MBIA Insured)	Aaa	3,500,000	3,689,490
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	AAA	600,000	672,600
6% 7/1/09 (AMBAC Insured)	AAA	370,000	417,678
6% 7/1/10 (AMBAC Insured)	AAA	250,000	282,443
(City Univ. Sys. Consolidation Fourth Gen. Proj.) Series A, 5.25% 7/1/30 (FGIC Insured)	Aaa	10,100,000	10,194,334
(City Univ. Sys. Consolidation Proj.):
Series A:
5.5% 7/1/05	A3	1,000,000	1,073,240
5.75% 7/1/07	A3	500,000	551,655
Series D, 7% 7/1/09	A3	6,000,000	6,799,440
(City Univ. Sys. Proj.):
Series C, 7.5% 7/1/10	A3	4,000,000	4,743,040
Series U, 6.25% 7/1/03	A3	525,000	556,442
(City Univ. Sys. Third Gen. Resolution Proj.) Series 2, 5.5% 7/1/16 (AMBAC Insured)	Aaa	2,500,000	2,618,125
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	Aaa	1,900,000	2,186,748
6% 7/1/21 (MBIA Insured)	Aaa	2,500,000	2,868,200
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Columbia Univ. Proj.) Series 2001 A:
4.5% 7/1/06	Aaa	$ 1,000,000	$ 1,044,860
5% 7/1/07	Aaa	1,105,000	1,183,466
5% 7/1/08	Aaa	870,000	930,178
5.25% 7/1/13	Aaa	1,000,000	1,073,540
5.25% 7/1/15	Aaa	2,000,000	2,111,480
(FIT Student Hsg. Proj.):
5.75% 7/1/03 (AMBAC Insured)	Aaa	1,590,000	1,672,092
5.75% 7/1/04 (AMBAC Insured)	Aaa	1,680,000	1,797,163
5.75% 7/1/05 (AMBAC Insured)	Aaa	1,650,000	1,790,828
5.75% 7/1/06 (AMBAC Insured)	Aaa	1,500,000	1,647,015
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	9,805,000	9,893,441
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	Aaa	2,175,000	1,474,346
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11	A3	3,000,000	3,257,340
Series F, 4.5% 8/15/28 (AMBAC Insured)	Aaa	5,000,000	4,481,900
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	A3	2,550,000	2,768,739
(Montefiore Med. Ctr. Proj.) Series 2000, 5.85% 8/1/40	Aa2	9,500,000	10,031,430
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	Aaa	1,895,000	1,920,924
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	Aaa	4,500,000	4,812,885
(New York Univ. Proj.) Series A:
5.5% 7/1/10 (AMBAC Insured)	Aaa	7,650,000	8,420,891
5.75% 7/1/15 (MBIA Insured)	Aaa	2,295,000	2,561,013
5.75% 7/1/27 (MBIA Insured)	Aaa	5,000,000	5,605,500
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	Aaa	4,875,000	4,947,491
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	Aaa	1,260,000	1,412,460
(Saint Vincent's Hosp. & Med. Ctr. Proj.):
6% 2/1/03 (AMBAC Insured)	Aaa	1,820,000	1,899,206
6% 8/1/03 (AMBAC Insured)	Aaa	1,875,000	1,983,113
(State Univ. Edl. Facilities Proj.):
Series 1995 A, 5.4% 5/15/02	A3	4,160,000	4,244,989
Series A:
6.5% 5/15/05	A3	5,080,000	5,619,090
6.5% 5/15/06	A3	3,400,000	3,822,042
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.): - continued
Series B, 7.5% 5/15/11	A3	$ 2,365,000	$ 2,862,643
5.5% 5/15/09	A2	3,000,000	3,265,350
5.95% 5/15/29 (FGIC Insured)	Aaa	2,500,000	2,713,475
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	Aaa	3,605,000	3,760,087
5.2% 2/15/13 (MBIA Insured)	Aaa	6,585,000	6,867,101
(Yeshiva Univ. Proj.):
Series 2001:
4% 7/1/04 (AMBAC Insured)	Aaa	200,000	204,466
5.375% 7/1/12 (AMBAC Insured)	Aaa	1,000,000	1,083,880
5.375% 7/1/13 (AMBAC Insured)	Aaa	800,000	861,080
5.375% 7/1/14 (AMBAC Insured)	Aaa	1,130,000	1,206,897
5.375% 7/1/17 (AMBAC Insured)	Aaa	370,000	388,829
5.375% 7/1/16 (AMBAC Insured)	Aaa	670,000	706,810
Series 1990 B, 7.5% 5/15/11 (d)	A3	1,135,000	1,406,288
5.8% 8/1/30	Aa2	3,000,000	3,168,240
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	A1	10,600,000	11,261,652
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	Aaa	1,000,000	1,112,880
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(State Wtr. Revolving Funds Prog.):
Series C, 5% 6/15/19	Aaa	4,000,000	4,023,200
Series F:
4.875% 6/15/18	Aaa	3,000,000	2,987,550
4.875% 6/15/20	Aaa	3,555,000	3,500,751
5% 6/15/15	Aaa	3,000,000	3,073,860
5.25% 6/15/13	Aaa	3,980,000	4,198,104
New York State Envir. Facilities Corp. Poll. Cont. Rev.:
(State Wtr. Revolving Fund Pooled Ln. Prog.):
Series B, 5.2% 5/15/14	Aaa	2,220,000	2,384,813
Series C, 5.85% 7/15/15	Aaa	3,060,000	3,287,939
(State Wtr. Revolving Fund Prog.) Series D:
5% 6/15/11	Aaa	3,645,000	3,814,857
5% 6/15/12	Aaa	2,000,000	2,076,260
5.125% 6/15/19	Aaa	5,000,000	5,061,300
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Poll. Cont. Rev.: - continued
(State Wtr. Revolving Fund Prog.) Series D:
6.3% 5/15/05	Aaa	$ 2,000,000	$ 2,214,040
6.3% 11/15/05	Aaa	2,725,000	3,029,819
(State Wtr. Revolving Fund-New York City Muni. Wtr. Proj.):
Series A:
5.75% 6/15/11	Aaa	5,000,000	5,618,550
6.9% 6/15/02	Aaa	265,000	271,069
7% 6/15/12	Aaa	190,000	194,258
Series B, 5.25% 6/15/14	Aaa	3,180,000	3,276,259
Series E:
6.25% 6/15/05	Aaa	1,200,000	1,311,708
6.5% 6/15/14	Aaa	130,000	132,911
New York State Local Govt. Assistance Corp.:
Series C, 5.5% 4/1/22	A3	6,375,000	6,401,201
Series D, 5.375% 4/1/14	A3	4,000,000	4,130,160
Series E, 5.25% 4/1/16	A3	23,600,000	25,010,336
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	Aaa	1,170,000	1,219,959
(Mental Health Svcs. Facilities Proj.):
Series A, 8.875% 8/15/07	A3	145,000	145,609
Series D, 7.4% 2/15/18	A3	450,000	467,091
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	Aa2	3,000,000	3,055,440
Series A, 7.25% 11/1/11 (MBIA Insured)	Aaa	890,000	907,604
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	Aa2	2,000,000	2,084,240
Series 69, 4.7% 4/1/24 (c)	Aa2	5,630,000	5,616,601
5.5% 4/1/19 (AMBAC Insured) (c)	Aaa	4,500,000	4,610,790
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	Aa2	25,360,000	25,567,445
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	Aaa	250,000	282,003
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	Aa3	3,000,000	3,053,910
Series E, 5.25% 1/1/12	Aa3	5,410,000	5,710,850
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	Aaa	$ 5,175,000	$ 5,326,369
Series B1:
5.75% 4/1/14 (FGIC Insured)	Aaa	3,000,000	3,285,240
5.75% 4/1/15 (FGIC Insured)	Aaa	4,000,000	4,359,240
New York State Thruway Auth. Svc. Contract Rev. (Local Hwy. & Bridge Proj.):
5.75% 4/1/16	A3	13,700,000	14,516,246
6% 4/1/11	A3	4,000,000	4,408,840
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.):
Series 5, 5.9% 1/1/08	A3	1,455,000	1,570,614
Series A, 6.3% 1/1/03	A3	700,000	731,661
(Correctional Facilities Proj.) 5.625% 1/1/07 (AMBAC Insured)	Aaa	2,000,000	2,104,860
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured)	Aaa	6,340,000	6,402,132
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	Aaa	15,000	16,720
(Syracuse Univ. Ctr. Proj.) 5.2% 1/1/03	A3	1,000,000	1,030,150
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625% 11/15/24 (c)	Baa1	3,000,000	3,046,170
Niagara Falls Gen. Oblig.:
(Pub. Impt. Proj.):
7.5% 3/1/08 (MBIA Insured)	Aaa	995,000	1,196,567
7.5% 3/1/10 (MBIA Insured)	Aaa	1,155,000	1,428,481
7.5% 3/1/11 (MBIA Insured)	Aaa	1,245,000	1,563,508
7.5% 3/1/16 (MBIA Insured)	Aaa	1,060,000	1,379,855
7.5% 3/1/17 (MBIA Insured)	Aaa	1,200,000	1,574,508
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (c)	Aaa	1,000,000	1,097,320
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	Aaa	500,000	554,355
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	Aaa	1,500,000	1,598,835
Rockland County Gen. Oblig. 6% 8/15/05 (AMBAC Insured)	Aaa	1,475,000	1,618,872
Suffolk County Gen. Oblig. Series A, 6% 8/1/05 (AMBAC Insured)	Aaa	3,380,000	3,714,924
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Suffolk County Wtr. Auth. Wtrwks. Rev. Series C, 5.75% 6/1/10 (AMBAC Insured) (Pre-Refunded to 6/1/02 @ 102) (d)	Aaa	$ 30,000	$ 31,383
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr. Proj.) Series E:
6% 1/1/11	A3	4,000,000	4,503,360
7.25% 1/1/10	A3	9,870,000	11,425,611
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/17	Aa3	3,000,000	3,099,120
5.25% 1/1/28	Aa3	9,500,000	9,621,505
6% 1/1/11	Aa3	500,000	569,560
Series B:
5% 1/1/14	Aa3	2,000,000	2,101,460
5.2% 1/1/22	Aa3	9,870,000	10,002,653
5.2% 1/1/27 (FGIC Insured)	Aaa	3,000,000	3,032,880
5.2% 1/1/27 (MBIA Insured)	Aaa	2,000,000	2,021,920
5.5% 1/1/30	Aa3	2,015,000	2,078,090
Series Q, 6.75% 1/1/09	Aa3	1,000,000	1,151,610
Series Y:
5.5% 1/1/17	Aa3	15,425,000	16,800,602
6% 1/1/12	Aa3	16,610,000	18,953,339
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured)	Aaa	2,200,000	2,245,650
5.125% 1/1/11 (MBIA Insured)	Aaa	3,000,000	3,191,370
5.125% 1/1/12 (MBIA Insured)	Aaa	1,000,000	1,053,980
5.25% 1/1/11 (FGIC Insured)	Aaa	3,000,000	3,196,290
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	Aaa	5,000,000	5,001,650
Yonkers Gen. Oblig.:
Series 2001 A:
5% 12/15/11 (AMBAC Insured)	Aaa	1,415,000	1,502,617
5% 12/15/12 (AMBAC Insured)	Aaa	1,245,000	1,310,773
Series A:
6% 8/1/04 (FGIC Insured)	Aaa	1,020,000	1,100,631
6% 8/1/05 (FGIC Insured)	Aaa	1,080,000	1,184,058
			1,217,359,099
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York & New Jersey - 4.0%
Port Auth. New York & New Jersey:
107th Series, 6% 10/15/06 (c)	A1	$ 1,530,000	$ 1,699,187
109th Series, 5.375% 1/15/32	A1	7,500,000	7,677,600
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	Aaa	15,000,000	16,259,550
5.75% 10/15/12 (MBIA Insured) (c)	Aaa	15,530,000	16,834,054
77th Series, 6.25% 1/15/27 (c)	A1	2,000,000	2,040,060
99th Series, 7% 11/1/04 (FGIC Insured) (c)	Aaa	5,040,000	5,597,474
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	Aaa	2,000,000	2,082,260
			52,190,185
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	800,000	753,888
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa3	5,015,000	5,055,220
Puerto Rico Tel. Auth. Rev. 5.45% 1/16/15 (MBIA Insured) (Pre-Refunded to 1/1/03 @ 101.5) (d)	Aaa	9,600,000	10,091,904
			15,901,012
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,215,858,933)	1,285,450,296
NET OTHER ASSETS - 2.8%	37,503,106
NET ASSETS - 100%	$ 1,322,953,402
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	93.9%	AAA, AA, A	94.7%
Baa	6.0%	BBB	1.3%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.6%
Transportation	21.0
Special Tax	14.9
Water & Sewer	9.1
Electric Utilities	6.8
Education	6.2
Others* (individually less than 5%)	12.4
100.0%
* Includes net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $229,147,388 and $78,162,964, respectively.
The market value of futures contracts opened and closed during the period amounted to $0 and $11,607,456, respectively.
Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,214,197,453. Net unrealized appreciation aggregated $71,252,843, of which $71,579,184 related to appreciated investment securities and $326,341 related to depreciated investment securities.

At January 31, 2001, the fund had a capital loss carryforward of approximately $8,414,000 of which $2,776,000 and $5,638,000 will expire on January 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,215,858,933) - See accompanying schedule		$ 1,285,450,296
Cash		30,363,037
Receivable for investments sold		2,005,423
Receivable for fund shares sold		1,560,707
Interest receivable		14,778,181
Other receivables		77,940
Total assets		1,334,235,584
Liabilities
Payable for investments purchased Regular delivery	$ 1,067,357
Delayed delivery	5,888,340
Payable for fund shares redeemed	2,564,699
Distributions payable	1,200,981
Accrued management fee	406,247
Other payables and accrued expenses	154,558
Total liabilities		11,282,182
Net Assets		$ 1,322,953,402
Net Assets consist of:
Paid in capital		$ 1,258,434,855
Undistributed net investment income		536,704
Accumulated undistributed net realized gain (loss) on investments		(5,609,520)
Net unrealized appreciation (depreciation) on investments		69,591,363
Net Assets, for 102,385,323 shares outstanding		$ 1,322,953,402
Net Asset Value, offering price and redemption price per share ($1,322,953,402 ÷ 102,385,323 shares)		$12.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2001 (Unaudited)
Investment Income Interest		$ 31,979,771
Expenses
Management fee	$ 2,371,458
Transfer agent fees	460,792
Accounting fees and expenses	146,443
Non-interested trustees' compensation	2,825
Custodian fees and expenses	10,076
Registration fees	46,345
Audit	16,906
Legal	26,316
Miscellaneous	2,587
Total expenses before reductions	3,083,748
Expense reductions	(383,391)	2,700,357
Net investment income		29,279,414
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,397,169
Futures contracts	74,508	2,471,677
Change in net unrealized appreciation (depreciation) on:
Investment securities	11,399,059
Futures contracts	(189,995)	11,209,064
Net gain (loss)		13,680,741
Net increase (decrease) in net assets resulting from operations		$ 42,960,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 29,279,414	$ 52,689,085
Net realized gain (loss)	2,471,677	(4,464,703)
Change in net unrealized appreciation (depreciation)	11,209,064	94,373,861
Net increase (decrease) in net assets resulting from operations	42,960,155	142,598,243
Distributions to shareholders from net investment income	(28,703,975)	(52,453,123)
Share transactions Net proceeds from sales of shares	212,688,242	268,095,598
Reinvestment of distributions	21,776,538	39,268,681
Cost of shares redeemed	(123,466,252)	(207,264,891)
Net increase (decrease) in net assets resulting from share transactions	110,998,528	100,099,388
Redemption fees	7,620	-
Total increase (decrease) in net assets	125,262,328	190,244,508
Net Assets
Beginning of period	1,197,691,074	1,007,446,566
End of period (including under (over) distribution of net investment income of $536,704 and $(38,735), respectively)	$ 1,322,953,402	$ 1,197,691,074
Other Information Shares
Sold	16,619,533	21,718,709
Issued in reinvestment of distributions	1,702,898	3,202,358
Redeemed	(9,671,261)	(16,972,590)
Net increase (decrease)	8,651,170	7,948,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.780	$ 11.740	$ 12.990	$ 12.940	$ 12.290	$ 12.540
Income from Invest- ment Operations Net investment income	.297 D, F	.614 D	.590 D	.602	.624	.629
Net realized and unrealized gain (loss)	.134 F	1.030	(1.230)	.205	.670	(.246)
Total from investment operations	.431	1.644	(.640)	.807	1.294	.383
Less Distributions
From net investment income	(.291)	(.604)	(.589)	(.602)	(.624)	(.631)
From net realized gain	-	-	(.006)	(.155)	(.020)	(.002)
In excess of net realized gain	-	-	(.015)	-	-	-
Total distributions	(.291)	(.604)	(.610)	(.757)	(.644)	(.633)
Redemption fees added to paid in capital	.000	-	-	-	-	-
Net asset value, end of period	$ 12.920	$ 12.780	$ 11.740	$ 12.990	$ 12.940	$ 12.290
Total Return B, C	3.42%	14.34%	(5.03)%	6.45%	10.82%	3.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,322,953	$ 1,197,691	$ 1,007,447	$ 1,200,091	$ 1,133,668	$ 401,071
Ratio of expenses to average net assets before expense reductions	.49% A	.49%	.49%	.54%	.57%	.59%
Ratio of expenses to average net assets after voluntary waivers	.49% A	.49%	.49%	.53%	.55%	.59%
Ratio of expenses to average net assets after all expense reductions	.43% A, E	.42% E	.49%	.53%	.55%	.59%
Ratio of net investment income to average net assets	4.69% A, F	4.96%	4.78%	4.67%	4.97%	5.15%
Portfolio turnover rate	13% A	23%	19%	25%	43%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Net investment income per share has been calculated based on average shares outstanding during the period. E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. F Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.005 and decrease net realized and unrealized gain (loss) per share by $.005. Without this change the Ratio of net investment income to average net assets would have been 4.61%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® NY Municipal Money Market	1.40%	3.29%	16.82%	34.28%
New York Tax-Free Retail Money Market Funds Average	1.29%	3.04%	15.41%	30.97%

Cumulative total returns show the fund's performance over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 39 money market funds.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	3.29%	3.16%	2.99%
New York Tax-Free Retail Money Market Funds Average	3.04%	2.91%	2.73%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan New York Municipal Money Market Fund

Performance - continued

Yields

	7/30/01	4/30/01	1/29/01	10/30/00	7/31/00
Spartan New York Municipal Money Market Fund	2.24%	3.56%	3.51%	3.85%	3.75%

New York Tax-Free Retail Money Market Funds Average	1.83%	3.36%	3.31%	3.61%	3.51%

Spartan New York Municipal Money Market Fund - Tax-equivalent	3.88%	6.17%	6.07%	6.67%	6.49%

Portion of fund's income subject to state taxes	0.60%	7.33%	0.80%	0.00%	1.12%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 42.27%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Spartan New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Kim Miller became Portfolio Manager of Spartan New York Municipal Money Market Fund on May 1, 2001.

Q. Kim, what was the investment environment like during the six months that ended July 31, 2001?

A. The market was dominated by the Federal Reserve Board's rate-cutting policy. The U.S. economy remained weak, evidenced by slowing industrial production and anemic corporate spending. The stock market continued to struggle. Energy prices came off their peaks amid signs that inflationary pressures remained under control. The Fed continued an aggressive rate-cutting program in an attempt to prevent the U.S. economy from falling into recession. The Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - four times. The first three cuts of 0.50 percentage points came in March, April and May, and were followed by a 0.25 percentage-point decrease at the end of June. When all was said and done, the Fed had reduced the target rate from 5.50% at the beginning of the period to 3.75% at the end of July 2001.

Q. Were there any other developments within the municipal money market that bear mention?

A. Yes, there were. Municipal money market funds typically experience cash inflows and outflows at certain times of the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. The typical April exodus didn't happen during this period. This time around, withdrawals during that month were lower than anticipated. It appears investors remained attracted to less-volatile investments such as money market funds due to continued volatility in the equity markets.

Q. What kind of approach was taken with the fund?

A. Our purchases were focused on longer-term New York money market securities. The strategy of maintaining a relatively long average maturity is typical within a declining interest-rate environment in order to lock in higher yields as interest rates decline. However, our strategy was less a result of our outlook regarding interest rates and more a valuation play. We looked to buy longer-term, fixed-rate paper because those securities historically trade at more attractive price levels than short-term variable-rate alternatives. That was the case during the period, as strong demand and limited supply drove prices of variable-rate securities to unattractive levels relative to longer-term paper.

Semiannual Report

Spartan New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2001, was 2.24%, compared to 3.82% six months ago. The latest yield was the equivalent of a 3.88% taxable yield for New York investors in the 42.27% combined federal, state and New York City tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2001, the fund's six-month total return was 1.40%, compared to 1.29% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. Economic data remains mixed. However, in the face of potential continued economic weakness I believe that the Fed is not yet done cutting rates. With the idea that the Fed will implement at least one more rate decrease to restore stability, I intend to keep the fund's average maturity on the long side for the near future. Looking longer term, it's conceivable that we might see some evidence of an economic turnaround in six months or so. With that in mind, I intend to position the portfolio so that it is not vulnerable to the effects that kind of development might entail, namely rising yields and potential Fed rate hikes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax and New York State and City income taxes, as is consistent with the preservation of capital

Fund number: 422

Trading symbol: FSNXX

Start date: February 3, 1990

Size: as of July 31, 2001, more than $955 million

Manager: Kim Miller, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Semiannual Report

Spartan New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/01	% of fund's investments 1/31/01	% of fund's investments 7/31/00
0 - 30	68.8	71.8	67.9
31 - 90	13.6	10.3	17.3
91 - 180	4.2	11.5	1.7
181 - 397	13.4	6.4	13.1
Weighted Average Maturity
	7/31/01	1/31/01	7/31/00
Spartan New York Municipal Money Market Fund	61 Days	43 Days	54 Days
New York Tax Free-Free Retail Money Market Funds Average*	49 Days	41 Days	47 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2001	As of January 31, 2001
Variable Rate Demand Notes (VRDNs) 63.6%	Variable Rate Demand Notes (VRDNs) 58.1%
Commercial Paper (including CP Mode) 11.0%	Commercial Paper (including CP Mode) 17.5%
Tender Bonds 3.1%	Tender Bonds 5.5%
Municipal Notes 17.8%	Municipal Notes 17.2%
Other Investments 2.2%	Other Investments 0.6%
Net Other Assets 2.3%	Net Other Assets 1.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New York Municipal Money Market Fund

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.7%
	Principal Amount	Value (Note 1)
New York - 93.6%
Albany County Arpt. Auth. Arpt. Rev. Participating VRDN Series RobIns 8, 2.69% (Liquidity Facility Bank of New York NA) (a)(b)(d)	$ 2,490,000	$ 2,490,000
Amherst Indl. Dev. Auth. Indl. Dev. Rev. (Maple Dev. Proj.) Series 1986, 2.7%, LOC HSBC Bank USA, VRDN (a)(b)	4,600,000	4,600,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 2.6%, LOC Fleet Bank NA, VRDN (a)(b)	2,100,000	2,100,000
Brentwood Union Free School District #12 TAN 3% 6/28/02	8,000,000	8,028,280
Buffalo Swr. Auth. BAN 3.4% 6/20/02	2,400,000	2,406,159
Central Islip Union Free School District BAN 3.25% 6/25/02	8,500,000	8,540,865
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 2.65%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,450,000	2,450,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 2.7%, LOC HSBC Bank USA, VRDN (a)(b)	2,400,000	2,400,000
Commack Union Free School District TAN 3.25% 6/27/02	5,000,000	5,024,210
Deer Park Union Free School District TAN 3% 6/25/02	6,000,000	6,020,469
East Meadow Union Free School District TAN 3% 6/27/02	4,800,000	4,817,732
East Ramapo Central School District BAN 3% 6/27/02	6,532,506	6,554,949
Half Hollow Hills Central School District of Huntington & Babylon TAN 3% 6/28/02	9,000,000	9,035,781
Herkimer County Indl. Dev. Agcy. (H.M. Quackenbush, Inc. Proj.) Series 1988 A, 2.7%, LOC HSBC Bank USA, VRDN (a)(b)	490,000	490,000
Islip Indl. Dev. Agcy. Rev. (Interstate Litho Corp. Proj.) Series 1996 A, 2.7%, LOC HSBC Bank USA, VRDN (a)(b)	270,000	270,000
Islip Union Free School District BAN 3% 12/14/01	5,300,000	5,306,729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series PA 522, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,095,000	8,095,000
Series SG 125, 2.51% (Liquidity Facility Societe Generale) (a)(d)	2,000,000	2,000,000
Series 1, 2.55% 10/11/01, LOC Morgan Guaranty Trust Co., NY, LOC Bayerische Landesbank Girozentrale, CP	10,000,000	10,000,000
Sub Series 2A, 2.5%, LOC Westdeutsche Landesbank Girozentrale, LOC State Street Bank & Trust Co., VRDN (a)	4,000,000	4,000,000
Sub Series 2B, 2.6%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,100,000	3,100,000
Sub Series 3A, 2.5%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	12,000,000	12,000,000
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 619, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,995,000	6,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Middle Country Century School District Centereach TAN 3% 6/27/02	$ 8,000,000	$ 8,029,559
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 2.54% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(b)(d)	3,365,000	3,365,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 2.7%, LOC HSBC Bank USA, VRDN (a)(b)	800,000	800,000
(AJL Manufacturing Proj.) Series 1996 A, 2.95%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	2,400,000	2,400,000
(Flower City Proj.) 2.95%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	2,670,000	2,670,000
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 00 108, 2.6% (Liquidity Facility Societe Generale) (a)(d)	8,450,000	8,450,000
BAN Series 2000 A1, 5% 9/28/01	3,800,000	3,805,258
New York City Gen. Oblig.:
Bonds Series F, 8.4% 11/15/08 (Pre-Refunded to 11/15/01 @ 101.5) (c)	3,600,000	3,706,582
Participating VRDN:
Series EGL 94 C3, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	4,340,000	4,340,000
Series MSDW 00 394, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	6,915,000	6,915,000
Series RobIns 17 Class F, 2.64% (Liquidity Facility Bank of New York NA) (a)(d)	3,300,000	3,300,000
Series 1993-A4, 2.6%, LOC Chase Manhattan Bank, VRDN (a)	7,100,000	7,100,000
Series 1994 A4, 2.7%, LOC Chase Manhattan Bank, VRDN (a)	2,000,000	2,000,000
Series 1995 B6, 2.7% (MBIA Insured) (BPA Bank of Nova Scotia), VRDN (a)	12,200,000	12,200,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 1997 A, 2.5% (Fannie Mae Guaranteed), VRDN (a)	9,100,000	9,100,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN Series CDC 97 E, 2.54% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)(d)	4,000,000	4,000,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN Series SGA 110, 2.55% (Liquidity Facility Societe Generale) (a)(d)	2,000,000	2,000,000
New York City Metro. Trans. Auth. Rev. Participating VRDN Series EGL 98 3204, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	4,100,000	4,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 7,115,000	$ 7,115,000
Series FRRI 6, 2.6% (Liquidity Facility Bank of New York NA) (a)(d)	9,790,000	9,790,000
Series Merlots 00 DDD, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	3,995,000	3,995,000
Series SGB 25, 2.54% (Liquidity Facility Societe Generale) (a)(d)	5,700,000	5,700,000
Series SGB 26, 2.54% (Liquidity Facility Societe Generale) (a)(d)	13,000,000	13,000,000
Series 1995 A, 2.7% (FGIC Insured) (BPA FGIC-SPI), VRDN (a)	4,900,000	4,900,000
Series 3, 2.625% 9/12/01, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	6,000,000	6,000,000
Series 5, 2.625% 9/7/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	11,000,000	11,000,000
Series 5A, 2.6% 9/27/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	12,800,000	12,800,000
Series 5B:
2.625% 9/12/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	12,000,000	12,000,000
2.65% 9/27/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	5,000,000	5,000,000
Series C, 2.65% (FGIC Insured) (BPA FGIC-SPI), VRDN (a)	12,300,000	12,300,000
Series F2, 2.5% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (a)	33,000,000	33,000,000
New York City Transitional Fin. Auth. Participating VRDN Series EGL 00 3206, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	6,000,000	6,000,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series BS 01 116 Class A, 2.6%, tender 10/10/01 (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	5,955,000	5,955,000
Participating VRDN:
Series FRRI 01 N11, 2.65% (Liquidity Facility Bank of New York NA) (a)(d)	1,500,000	1,500,000
Series Merlots 99 G, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	8,000,000	8,000,000
New York City Trust Cultural Resources Rev. Participating VRDN Series SGA 91, 2.8% (Liquidity Facility Societe Generale) (a)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Metro. Trans. Auth. Rev. Participating VRDN Series EGL 98 3203, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 4,900,000	$ 4,900,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series Merlots 00 A30, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	5,185,000	5,185,000
Series Merlots 00 G, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	8,000,000	8,000,000
Series Merlots 00 X, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	2,600,000	2,600,000
Series Merlots 01 A65, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	3,500,000	3,500,000
Series MSDW 00 305, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	10,000,000	10,000,000
Series PT 407, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,140,000	8,140,000
Series RobIns 2 Class F, 2.64% (Liquidity Facility Bank of New York NA) (a)(d)	8,500,000	8,500,000
New York State Energy Research & Dev. Auth. Participating VRDN Series EGL 94 3206, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	5,150,000	5,150,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2001 A3, 2.45%, LOC Barclays Bank PLC, VRDN (a)	10,000,000	10,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.) Series 1985 A, 3.15%, tender 3/15/02, LOC Morgan Guaranty Trust Co., NY (a)	4,500,000	4,500,000
Participating VRDN Series MSDW 181, 2.69% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(d)	4,000,000	4,000,000
(Niagara Mohawk Pwr. Corp. Proj.) Series 1986 A, 2.8%, LOC Bank One NA, VRDN (a)(b)	3,300,000	3,300,000
New York State Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series RobIns 9, 2.69% (Liquidity Facility Bank of New York NA) (a)(d)	6,020,000	6,020,000
New York State Envir. Facilities Corp. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	2,085,000	2,085,000
New York State Envir. Facilities Rev. Participating VRDN Series EGL 94 3204, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	9,325,000	9,325,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Gen. Oblig. Bonds:
(Envir. Quality Proj.) Series 1998 G, 4.3%, tender 10/4/01, LOC Westdeutsche Landesbank Girozentrale (a)	$ 7,400,000	$ 7,400,000
Series B, 4.35%, tender 8/8/01, LOC Dexia Cr. Local de France (a)	11,800,000	11,800,000
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Avenue Hsg. Proj.):
Series 2000 A, 2.5%, LOC Fleet Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Series A, 2.5%, LOC Fleet Bank NA, VRDN (a)(b)	4,900,000	4,900,000
(South Cove Plaza Proj.) Series A, 2.55%, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
(Victory Hsg. Proj.) Series 2001 A, 2.55%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	5,400,000	5,400,000
(Worth Street Hsg. Proj.) Series 2001 A, 2.55%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	11,000,000	11,000,000
Series 2000 A, 2.6%, LOC Fed. Home Ln. Bank of New York, VRDN (a)(b)	1,600,000	1,600,000
New York State Hwy. Auth. Svc. Contract Participating VRDN Series EGL 00 3205, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	3,325,000	3,325,000
New York State Hwy. Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3208, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	4,900,000	4,900,000
New York State Local Govt. Assistance Corp.:
Bonds Series B, 6% 4/1/18 (Pre-Refunded to 4/1/02 @ 102) (c)	3,000,000	3,115,196
Participating VRDN Series SG 99, 2.47% (Liquidity Facility Societe Generale) (a)(d)	19,700,000	19,700,000
New York State Mtg. Agcy. Rev. Participating VRDN:
Series Merlots 00 B, 2.8% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	7,200,000	7,200,000
Series Merlots 00 PP, 2.8% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	5,195,000	5,195,000
Series Merlots 97 J, 2.8% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	7,715,000	7,715,000
Series PA 29, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,000,000	6,000,000
Series PA 691R, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	3,200,000	3,200,000
Series PT 108, 2.54% (Liquidity Facility Banco Santander Central Hispano SA) (a)(b)(d)	2,400,000	2,400,000
Series PT 15A, 2.54% (Liquidity Facility Commerzbank AG) (a)(b)(d)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy. Rev. Participating VRDN: - continued
Series PT 15B, 2.54% (Liquidity Facility Commerzbank AG) (a)(b)(d)	$ 980,000	$ 980,000
Series Putters 196, 2.54% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(b)(d)	1,000,000	1,000,000
Series ROC II R38, 2.54% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(d)	8,995,000	8,995,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1:
2.6% 10/10/01, CP	9,100,000	9,100,000
3.1% 10/12/01, CP	3,000,000	3,000,000
3.1% 10/12/01, CP	9,100,000	9,100,000
Series 2, 2.55% 10/5/01, CP	5,000,000	5,000,000
Series 8:
2.65% 10/22/01, CP	2,200,000	2,200,000
3.15% 8/7/01, CP (b)	5,000,000	5,000,000
New York State Thruway Auth.:
2.55% 10/11/01, CP	6,900,000	6,900,000
2.6% 11/9/01, CP	4,800,000	4,800,000
New York State Thruway Auth. Gen. Rev. Bonds Series A, 5.5% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/02 @ 100) (c)	9,250,000	9,339,533
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2001 A, 4% 4/1/02	5,000,000	5,025,886
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	2,700,000	2,700,000
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3204, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	6,900,000	6,900,000
Series EGL 01 3202, 2.54% (Liquidity Facility Citibank NA, New York) (a)(d)	3,300,000	3,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 2.54% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(b)(d)	1,350,000	1,350,000
North Hempstead Gen. Oblig. BAN 3.5% 5/10/02	5,780,000	5,808,593
Northport-East Northport Union Free School District TAN 3.25% 6/28/02	5,000,000	5,023,409
Oneida County Indl. Dev. Agcy. Rev. (Utica Corp. Proj.) Series 1996, 2.6%, LOC Fleet Bank NA, VRDN (a)(b)	1,230,000	1,230,000
Oswego County Indl. Dev. Agcy. Indl. Rev. (Engraph, Inc. Proj.) Series 1989, 2.8%, LOC Suntrust Bank, VRDN (a)(b)	3,420,000	3,420,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 2.6%, VRDN (a)	$ 5,200,000	$ 5,200,000
Plainview Old Bethpage Central School District TAN 3% 6/27/02	2,000,000	2,007,396
Putnam County Gen. Oblig. TAN 4.4% 9/26/01	7,000,000	7,003,319
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 2.77%, LOC European American Bank Uniondale, VRDN (a)(b)	2,600,000	2,600,000
Rochester Gen. Oblig. BAN:
Series II, 3.7% 3/6/02	8,000,000	8,021,175
4.75% 10/25/01	10,200,000	10,210,242
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 2.55%, LOC Bank of New York NA, VRDN (a)(b)	2,025,000	2,025,000
Saint Lawrence County Indl. Dev. Agcy. Poll. Cont. Rev. (Aluminum Co. of America Proj.) Series B, 2.73%, VRDN (a)	5,000,000	5,000,000
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 2.78%, VRDN (a)(b)	3,250,000	3,250,000
Schenectady County Indl. Dev. Agcy. Rev. (Super Steel Schenectady Proj.) Series 1996 A, 2.55%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	3,200,000	3,200,000
Smithtown Central School District TAN 3% 6/25/02	8,900,000	8,934,272
South Huntington Union Free School District TAN 3% 6/28/02	9,500,000	9,529,343
Suffolk County Gen. Oblig. TAN:
4.4% 8/14/01	9,000,000	9,001,097
4.5% 8/14/01	7,800,000	7,801,358
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.77%, LOC Key Bank Nat'l. Assoc., VRDN (a)	2,400,000	2,400,000
Suffolk County Indl. Dev. Agcy. Solid Waste Disp. Facility Rev. Participating VRDN Series RobIns 1, 2.67% (Liquidity Facility Bank of New York NA) (a)(b)(d)	6,275,000	6,275,000
Syosset Central School District TAN 3% 6/27/02	15,000,000	15,059,456
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series FRRI 00 N15, 2.6% (Liquidity Facility Bank of New York NA) (a)(d)	17,100,000	17,100,000
Series FRRI 00 N17, 2.6% (Liquidity Facility Bank of New York NA) (a)(d)	67,900,000	67,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
BAN 5% 1/17/02	$ 16,000,000	$ 16,121,498
Westchester County Indl. Dev. Auth. Continuing Retirement Care (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 2.55%, LOC BNP Paribas SA, VRDN (a)	4,800,000	4,800,000
		894,928,346
New York & New Jersey - 4.1%
Port Auth. New York & New Jersey:
Series 1991, 2.7%, VRDN (a)(b)(e)	9,800,000	9,800,000
Series 1996 5, 2.75%, VRDN (a)	4,800,000	4,800,000
Series 1997 4B, 2.85%, VRDN (a)(b)	2,000,000	2,000,000
Series 4, 2.75%, VRDN (a)	4,400,000	4,400,000
Series A, 3.1% 8/14/01, CP (b)	3,370,000	3,370,000
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN Series Putters 192, 2.56% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(b)(d)	5,300,000	5,300,000
Series 1R, 2.75% (BPA Bayerische Landesbank Girozentrale), VRDN (a)(b)	6,300,000	6,300,000
Series 2, 2.7%, VRDN (a)	2,900,000	2,900,000
		38,870,000
TOTAL INVESTMENT PORTFOLIO - 97.7%		933,798,346
NET OTHER ASSETS - 2.3%		21,883,640
NET ASSETS - 100%		$ 955,681,986
Total Cost for Income Tax Purposes $ 933,798,346
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Transitional Fin. Auth. Rev. Bonds Series BS 01 116 Class A, 2.6%, tender 10/10/01 (Liquidity Facility Bear Stearns Companies, Inc.)	3/7/01	$ 5,955,000
Port Auth. New York & New Jersey Series 1991, 2.7%, VRDN	6/18/91	$ 9,800,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,755,000 or 1.6% of net assets.

Income Tax Information
At January 31, 2001, the fund had a capital loss carryforward of approximately $92,000 of which $23,000, $28,000 and $41,000 will expire on January 31, 2002, 2005 and 2006, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 933,798,346
Cash		20,313,986
Receivable for fund shares sold		2,077,237
Interest receivable		6,366,630
Other receivables		70,489
Total assets		962,626,688
Liabilities
Payable for investments purchased	$ 5,023,550
Payable for fund shares redeemed	1,328,324
Distributions payable	192,725
Accrued management fee	396,811
Other payables and accrued expenses	3,292
Total liabilities		6,944,702
Net Assets		$ 955,681,986
Net Assets consist of:
Paid in capital		$ 955,757,461
Accumulated undistributed net realized gain (loss) on investments		(75,475)
Net Assets, for 955,740,470 shares outstanding		$ 955,681,986
Net Asset Value, offering price and redemption price per share ($955,681,986 ÷ 955,740,470 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2001 (Unaudited)
Investment Income Interest		$ 15,874,597
Expenses
Management fee	$ 2,435,460
Non-interested trustees' compensation	1,747
Total expenses before reductions	2,437,207
Expense reductions	(145,868)	2,291,339
Net investment income		13,583,258
Net realized gain (loss) on investment securities		16,402
Net increase (decrease) in net assets resulting from operations		$ 13,599,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 13,583,258	$ 31,499,063
Net realized gain (loss)	16,402	9,675
Net increase (decrease) in net assets resulting from operations	13,599,660	31,508,738
Distributions to shareholders from net investment income	(13,583,258)	(31,499,063)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	400,609,662	788,598,205
Reinvestment of distributions from net investment income	12,134,005	28,450,269
Cost of shares redeemed	(361,248,943)	(721,975,370)
Net increase (decrease) in net assets and shares resulting from share transactions	51,494,724	95,073,104
Total increase (decrease) in net assets	51,511,126	95,082,779
Net Assets
Beginning of period	904,170,860	809,088,081
End of period	$ 955,681,986	$ 904,170,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.014	.036	.028	.030	.032	.030
Less Distributions
From net investment income	(.014)	(.036)	(.028)	(.030)	(.032)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	1.40%	3.68%	2.86%	3.01%	3.26%	3.07%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 955,682	$ 904,171	$ 809,088	$ 808,483	$ 786,679	$ 743,928
Ratio of expenses to average net assets	.50% A	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after all expense reductions	.47% A, E	.49% E	.50%	.49% E	.50%	.49% E
Ratio of net investment income to average net assets	2.81% A	3.62%	2.82%	2.97%	3.21%	3.03%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	1.38%	3.22%	16.29%	32.56%
New York Tax-Free Retail Money Market Funds Average	1.29%	3.04%	15.41%	30.97%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 39 money market funds.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	3.22%	3.07%	2.86%
New York Tax-Free Retail Money Market Funds Average	3.04%	2.91%	2.73%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Performance - continued

Yields

	7/30/01	4/30/01	1/29/01	10/30/00	7/31/00

Fidelity New York Municipal Money Market Fund	2.22%	3.51%	3.44%	3.78%	3.71%

New York Tax-Free Retail Money Market Funds Average	1.83%	3.36%	3.31%	3.61%	3.51%

Fidelity New York Municipal Money Market Fund Fund - Tax-equivalent	3.85%	6.06%	5.96%	6.55%	6.43%

Portion of fund's income subject to state taxes	0.09%	2.51%	0.00%	0.00%	0.18%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 42.27%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Kim Miller became Portfolio Manager of Fidelity New York Municipal Money Market Fund on May 1, 2001.

Q. Kim, what was the investment environment like during the six months that ended July 31, 2001?

A. The market was dominated by the Federal Reserve Board's rate-cutting policy. The U.S. economy remained weak, evidenced by slowing industrial production and anemic corporate spending. The stock market continued to struggle. Energy prices came off their peaks amid signs that inflationary pressures remained under control. The Fed continued an aggressive rate-cutting program in an attempt to prevent the U.S. economy from falling into recession. The Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - four times. The first three cuts of 0.50 percentage points came in March, April and May, and were followed by a 0.25 percentage-point decrease at the end of June. When all was said and done, the Fed had reduced the target rate from 5.50% at the beginning of the period to 3.75% at the end of July 2001.

Q. Were there any other developments within the municipal money market that bear mention?

A. Yes, there were. Municipal money market funds typically experience cash inflows and outflows at certain times of the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. The typical April exodus didn't happen during this period. This time around, withdrawals during that month were lower than anticipated. It appears investors remained attracted to less-volatile investments such as money market funds due to continued volatility in the equity markets.

Q. What kind of approach was taken with the fund?

A. Our purchases were focused on longer-term New York money market securities. The strategy of maintaining a relatively long average maturity is typical within a declining interest-rate environment in order to lock in higher yields as interest rates decline. However, our strategy was less a result of our outlook regarding interest rates and more a valuation play. We looked to buy longer-term, fixed-rate paper because those securities historically trade at more attractive price levels than short-term variable-rate alternatives. That was the case during the period, as strong demand and limited supply drove prices of variable-rate securities to unattractive levels relative to longer-term paper.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2001, was 2.22%, compared to 3.78% six months ago. The latest yield was the equivalent of a 3.85% taxable yield for New York investors in the 42.27% combined federal, state and New York City tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2001, the fund's six-month total return was 1.38%, compared to 1.29% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. Economic data remains mixed. However, in the face of potential continued economic weakness I believe that the Fed is not yet done cutting rates. With the idea that the Fed will implement at least one more rate decrease to restore stability, I intend to keep the fund's average maturity on the long side for the near future. Looking longer term, it's conceivable that we might see some evidence of an economic turnaround in six months or so. With that in mind, I intend to position the portfolio so that it is not vulnerable to the effects that kind of development might entail, namely rising yields and potential Fed rate hikes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax and New York State and City income taxes, as is consistent with the preservation of capital

Fund number: 092

Trading symbol: FNYXX

Start date: July 6, 1984

Size: as of July 31, 2001, more than $2.0 billion

Manager: Kim Miller, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/01	% of fund's investments 1/31/01	% of fund's investments 7/31/00
0 - 30	69.3	75.5	72.2
31 - 90	11.5	7.7	11.8
91 - 180	5.6	11.8	1.5
181 - 397	13.6	5.0	14.5
Weighted Average Maturity
	7/31/01	1/31/01	7/31/00
Fidelity New York Municipal Money Market Fund	61 Days	38 Days	54 Days
New York Tax Free-Free Retail Money Market Funds Average*	49 Days	41 Days	47 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2001	As of January 31, 2001
Variable Rate Demand Notes (VRDNs) 64.2%	Variable Rate Demand Notes (VRDNs) 64.7%
Commercial Paper (including CP Mode) 9.5%	Commercial Paper (including CP Mode) 9.8%
Tender Bonds 2.6%	Tender Bonds 5.8%
Municipal Notes 17.8%	Municipal Notes 16.8%
Other Investments 2.0%	Other Investments 2.4%
Net Other Assets 3.9%	Net Other Assets 0.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.1%
	Principal Amount	Value (Note 1)
New York - 90.1%
Albany City School District:
RAN 2.9% 10/25/01	$ 5,000,000	$ 5,000,660
TAN 3% 10/25/01	10,000,000	10,006,881
Albany County Arpt. Auth. Arpt. Rev. Participating VRDN Series RobIns 8, 2.69% (Liquidity Facility Bank of New York NA) (b)(c)(e)	4,800,000	4,800,000
Amherst Indl. Dev. Auth. Indl. Dev. Rev. (Maple Dev. Proj.) Series 1986, 2.7%, LOC HSBC Bank USA, VRDN (b)(c)	600,000	600,000
Amsterdam Indl. Dev. Agcy. Indl. Dev. Rev. (Longview Fiber Co. Proj.) Series 1987, 2.95%, LOC ABN-AMRO Bank NV, VRDN (b)	1,880,000	1,880,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 2.6%, LOC Fleet Bank NA, VRDN (b)(c)	2,400,000	2,400,000
Bethpage Union Free School District TAN 3.25% 6/27/02	4,000,000	4,021,105
Brentwood Union Free School District #12 TAN 3% 6/28/02	16,000,000	16,056,561
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 2.65%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,410,000	4,410,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 2.84%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(c)	1,885,000	1,885,000
(Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 2.7%, LOC HSBC Bank USA, VRDN (b)(c)	780,000	780,000
Commack Union Free School District TAN 3.5% 6/27/02	10,000,000	10,070,420
Deer Park Union Free School District TAN 3% 6/25/02	5,500,000	5,518,764
Dutchess County Gen. Oblig. BAN 3.5% 2/14/02	4,727,000	4,734,909
East Ramapo Central School District TAN 3% 6/27/02	5,000,000	5,017,178
East Williston Union Free School District TAN 3% 6/27/02	4,000,000	4,015,127
Half Hollow Hills Central School District of Huntington & Babylon TAN:
3% 6/28/02	10,000,000	10,039,757
3.125% 6/28/02	19,000,000	19,096,619
Hauppauge Union Free School District TAN 3% 6/27/02	8,000,000	8,028,205
Hewlett-Woodmere Union Free School District TAN 3.1% 6/27/02	2,000,000	2,007,032
Irvington Union Free School District TAN 3% 6/27/02	6,000,000	6,020,083
Islip Indl. Dev. Agcy. Rev. (Interstate Litho Corp. Proj.) Series 1996 A, 2.7%, LOC HSBC Bank USA, VRDN (b)(c)	970,000	970,000
Islip Union Free School District BAN 3% 12/14/01	11,500,000	11,514,600
Jefferson County Indl. Dev. Agcy. Indl. Dev. Rev. (Fisher Gauge Facilities Proj.) Series 1996, 2.6%, LOC Fleet Bank NA, VRDN (b)(c)	2,200,000	2,200,000
Lakeland Central School District of Shrub Oak BAN 3% 6/28/02	12,899,000	12,942,281
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series Merlots 98 65, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	$ 4,995,000	$ 4,995,000
Series Merlots 98 66, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	2,445,000	2,445,000
Series PA 522, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,900,000	12,900,000
Series PA 565, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	18,500,000	18,500,000
Series PA 807R, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,965,000	8,965,000
Series ROC II R65, 2.54% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)	2,500,000	2,500,000
Series SG 125, 2.51% (Liquidity Facility Societe Generale) (b)(e)	3,200,000	3,200,000
Series 1, 2.55% 11/8/01, LOC Morgan Guaranty Trust Co., NY, LOC Bayerische Landesbank Girozentrale, CP	20,000,000	20,000,000
Sub Series 2A, 2.5%, LOC Westdeutsche Landesbank Girozentrale, LOC State Street Bank & Trust Co., VRDN (b)	30,200,000	30,200,000
Sub Series 3A, 2.5%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	40,000,000	40,000,000
Sub Series 3B, 2.7%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)	29,900,000	29,900,000
Massapequa Union Free School District TAN 3% 6/27/02	10,500,000	10,533,244
Metro. Trans. Auth. Trans. Facilities Rev.:
Participating VRDN Series Merlots 00 F, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	11,165,000	11,165,000
Series CP1, 2.65% 9/24/01, LOC ABN-AMRO Bank NV, CP	7,000,000	7,000,000
Middle Country Century School District Centereach TAN 3% 6/27/02	3,000,000	3,009,828
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 2.54% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(c)(e)	5,600,000	5,600,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 2.7%, LOC HSBC Bank USA, VRDN (b)(c)	400,000	400,000
(AJL Manufacturing Proj.) Series 1996 A, 2.95%, LOC Key Bank Nat'l. Assoc., VRDN (b)(c)	3,780,000	3,780,000
(Flower City Proj.) 2.95%, LOC Key Bank Nat'l. Assoc., VRDN (b)(c)	3,720,000	3,720,000
(Hover-Davis, Inc. Proj.) Series 2000, 2.85%, LOC Chase Manhattan Bank, VRDN (b)(c)	2,630,000	2,630,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 3.05%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)	$ 4,930,000	$ 4,930,000
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 00 108, 2.6% (Liquidity Facility Societe Generale) (b)(e)	16,100,000	16,100,000
BAN Series 2000 A1, 5% 9/28/01	7,200,000	7,209,963
New York City Gen. Oblig.:
Bonds:
Series B, 7.5% 2/1/02	10,000,000	10,238,568
Series F, 8.4% 11/15/08 (Pre-Refunded to 11/15/01 @ 101.5) (d)	7,400,000	7,619,085
Series G, 5.6% 2/1/02	5,000,000	5,057,390
Participating VRDN:
Series EGL 94 C3, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	4,130,000	4,130,000
Series Putters 194, 2.49% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(e)	4,995,000	4,995,000
Series ROC II R22, 2.54% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)	10,240,000	10,240,000
Series 1994 A4, 2.7%, LOC Chase Manhattan Bank, VRDN (b)	7,000,000	7,000,000
Series 1994 E3, 2.65%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	7,300,000	7,300,000
Series 1994 E5, 2.75%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	3,200,000	3,200,000
Series 1994 E6, 2.6% (FGIC Insured), VRDN (b)	11,850,000	11,850,000
Series E5, 2.75%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	2,900,000	2,900,000
New York City Health & Hosp. Corp. Series A, 2.55%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	2,400,000	2,400,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Related-Carnegie Park) Series 1997 A, 2.5% (Fannie Mae Guaranteed), VRDN (b)	25,900,000	25,900,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN:
Series CDC 96 H, 2.54% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)(e)	3,135,000	3,135,000
Series CDC 97 E, 2.54% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)(e)	4,615,000	4,615,000
Series CDC 97 H, 2.54% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)(e)	6,480,000	6,480,000
Series PT 459, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,545,000	4,545,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Indl. Dev. Agcy. Rev.:
Participating VRDN Series SGA 110, 2.55% (Liquidity Facility Societe Generale) (b)(e)	$ 5,565,000	$ 5,565,000
(Casa Proj.) Series 2000, 2.75%, LOC Chase Manhattan Bank, VRDN (b)	3,600,000	3,600,000
(Peninsula Hosp. Ctr. Proj.) Series 1998, 2.75%, LOC Chase Manhattan Bank, VRDN (b)	2,225,000	2,225,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Air Express Int'l. Corp. Proj.) Series 1997, 2.7%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	9,000,000	9,000,000
New York City Metro. Trans. Auth. Rev. Participating VRDN Series EGL 98 3204, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	8,900,000	8,900,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 97 A2, 2.54% (Liquidity Facility Bank of America NA) (b)(e)	6,345,000	6,345,000
Series EGL 3207, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	13,900,000	13,900,000
Series FRRI 6, 2.6% (Liquidity Facility Bank of New York NA) (b)(e)	20,800,000	20,800,000
Series Merlots 00 DDD, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	7,985,000	7,985,000
Series MSDW 00 436, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	3,495,000	3,495,000
Series MSDW 00 492, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	3,245,000	3,245,000
Series SGB 25, 2.54% (Liquidity Facility Societe Generale) (b)(e)	37,400,000	37,400,000
Series SGB 26, 2.54% (Liquidity Facility Societe Generale) (b)(e)	19,900,000	19,900,000
Series 3, 2.65% 10/4/01, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	8,000,000	8,000,000
Series 4, 2.625% 9/12/01, LOC Westdeutsche Landesbank Girozentrale, CP	32,000,000	32,000,000
Series 5, 2.625% 9/7/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	24,000,000	24,000,000
Series 5B, 2.6% 9/27/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	3,000,000	3,000,000
Series F1, 2.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	17,600,000	17,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series F2, 2.5% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (b)	$ 10,000,000	$ 10,000,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series BS 01 116 Class A, 2.6%, tender 10/10/01 (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	11,600,000	11,600,000
Participating VRDN:
Series FRRI 01 N11, 2.65% (Liquidity Facility Bank of New York NA) (b)(e)	8,070,000	8,070,000
Series Merlots 99 G, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	22,695,000	22,695,000
Series MSDW 00 304, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	7,495,000	7,495,000
Series MSDW 00 319, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	2,425,000	2,425,000
Series MSDW 00 433, 2.69% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	4,217,500	4,217,500
Series MSDW 98 95, 2.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	22,375,000	22,375,000
Series PA 536, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,445,000	6,445,000
Series Putters 129, 2.52% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	12,925,000	12,925,000
New York Metro. Trans. Auth. Rev. Participating VRDN Series EGL 98 3203, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	6,700,000	6,700,000
New York State Dorm. Auth. Revs.:
Participating VRDN:
Series Merlots 00 G, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	15,620,000	15,620,000
Series Merlots 00 X, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	4,900,000	4,900,000
Series Merlots 01 A30, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	3,000,000	3,000,000
Series PA 781R, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,655,000	6,655,000
Series RobIns 2 Class F, 2.64% (Liquidity Facility Bank of New York NA) (b)(e)	5,000,000	5,000,000
Series SGA 01 132, 2.55% (Liquidity Facility Societe Generale) (b)(e)	2,000,000	2,000,000
(Sloan-Kettering Cancer Ctr. Proj.) Series 1989 A, 2.75%, LOC Chase Manhattan Bank, VRDN (b)	8,400,000	8,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Energy Research & Dev. Auth. Participating VRDN Series EGL 94 3206, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 9,700,000	$ 9,700,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2001 A3, 2.45%, LOC Barclays Bank PLC, VRDN (b)	20,000,000	20,000,000
New York State Energy Research & Dev. Auth. Gas Facilities Rev. Participating VRDN Series PA 796, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	6,495,000	6,495,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.) Series 1985 A, 3.15%, tender 3/15/02, LOC Morgan Guaranty Trust Co., NY (b)	9,000,000	9,000,000
Participating VRDN:
Series MSDW 181, 2.69% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)(e)	6,870,000	6,870,000
Series PA 450, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,450,000	10,450,000
(Niagara Mohawk Pwr. Corp. Proj.) Series 1986 A, 2.8%, LOC Bank One NA, VRDN (b)(c)	9,500,000	9,500,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 409, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,170,000	9,170,000
New York State Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN:
Series PA 174, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995,000	4,995,000
Series RobIns 9, 2.69% (Liquidity Facility Bank of New York NA) (b)(e)	13,100,000	13,100,000
New York State Envir. Facilities Corp. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	10,000,000	10,000,000
New York State Envir. Facilities Rev. Participating VRDN Series EGL 94 3204, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	17,400,000	17,400,000
New York State Gen. Oblig. Bonds:
(Envir. Quality Proj.) Series 1998 G, 4.3%, tender 10/4/01, LOC Westdeutsche Landesbank Girozentrale (b)	13,800,000	13,800,000
Series B, 4.35%, tender 8/8/01, LOC Dexia Cr. Local de France (b)	17,850,000	17,850,000
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Avenue Hsg. Proj.):
Series 2000 A, 2.5%, LOC Fleet Bank NA, VRDN (b)(c)	5,300,000	5,300,000
Series A, 2.5%, LOC Fleet Bank NA, VRDN (b)(c)	6,100,000	6,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(150 East 44th Street Proj.) Series 2001 A, 2.5%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	$ 3,000,000	$ 3,000,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 2.45%, LOC Fannie Mae, VRDN (b)(c)	21,900,000	21,900,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 2.55%, VRDN (b)(c)	10,000,000	10,000,000
(South Cove Plaza Proj.) Series A, 2.55%, LOC Freddie Mac, VRDN (b)(c)	22,000,000	22,000,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 2.55%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	5,100,000	5,100,000
(Tribeca Park Proj.) Series 1997 A, 2.55%, LOC Fannie Mae, VRDN (b)(c)	2,200,000	2,200,000
(Victory Hsg. Proj.) Series 2001 A, 2.55%, LOC Key Bank Nat'l. Assoc., VRDN (b)(c)	11,600,000	11,600,000
New York State Hwy. Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3208, 2.54% (Liquidity Facility Citibank NA, New York) (b)(e)	9,950,000	9,950,000
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,150,000	4,150,000
New York State Mtg. Agcy. Participating VRDN Series BS 00 89, 2.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(e)	5,960,000	5,960,000
New York State Mtg. Agcy. Rev. Participating VRDN:
Series Merlots 00 A33, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	8,430,000	8,430,000
Series Merlots 00 B, 2.8% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)(e)	12,795,000	12,795,000
Series Merlots 00 B3, 2.8% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)(e)	4,795,000	4,795,000
Series Merlots 00 PP, 2.8% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)(e)	10,800,000	10,800,000
Series Merlots 97 J, 2.8% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)(e)	2,190,000	2,190,000
Series PA 410, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,670,000	4,670,000
Series PA 691R, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	6,790,000	6,790,000
Series PT 108, 2.54% (Liquidity Facility Banco Santander Central Hispano SA) (b)(c)(e)	2,960,000	2,960,000
Series PT 1204, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	8,050,000	8,050,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy. Rev. Participating VRDN: - continued
Series PT 15A, 2.54% (Liquidity Facility Commerzbank AG) (b)(c)(e)	$ 6,880,000	$ 6,880,000
Series PT 15B, 2.54% (Liquidity Facility Commerzbank AG) (b)(c)(e)	1,415,000	1,415,000
Series PT 289, 2.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	8,085,000	8,085,000
Series PT 343, 2.47% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	7,360,000	7,360,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Bonds Series Z, 6.5% 1/1/19 (Pre-Refunded to 1/1/02 @ 102) (d)	4,090,000	4,222,468
Series 1:
2.55% 10/11/01, CP	2,600,000	2,600,000
2.6% 10/10/01, CP	19,900,000	19,900,000
3.1% 10/11/01, CP	2,000,000	2,000,000
3.1% 10/12/01, CP	6,000,000	6,000,000
3.1% 10/12/01, CP	17,300,000	17,300,000
3.2% 10/3/01, CP	3,000,000	3,000,000
Series 2:
2.55% 10/5/01, CP	5,000,000	5,000,000
2.55% 11/6/01, CP	7,500,000	7,500,000
2.6% 10/10/01, CP	5,000,000	5,000,000
New York State Thruway Auth.:
2.55% 10/11/01, CP	14,600,000	14,600,000
2.6% 11/9/01, CP	11,200,000	11,200,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series SG 121, 2.47% (Liquidity Facility Societe Generale) (b)(e)	19,665,000	19,665,000
Series SGA 66, 2.55% (Liquidity Facility Societe Generale) (b)(e)	3,900,000	3,900,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series 2001 A, 4% 4/1/02	10,000,000	10,051,772
Participating VRDN Series PA 682, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,315,000	7,315,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 2.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)	5,300,000	5,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 2.54% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(c)(e)	2,145,000	2,145,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Northport-East Northport Union Free School District TAN 3.25% 6/28/02	$ 8,000,000	$ 8,037,454
Oceanside Union Free School District TAN 3% 6/28/02	11,000,000	11,040,759
Oneida County Indl. Dev. Agcy. Rev. (Utica Corp. Proj.) Series 1996, 2.6%, LOC Fleet Bank NA, VRDN (b)(c)	1,415,000	1,415,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Albany Molecular Research Proj.) 2.6%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	5,700,000	5,700,000
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 2.6%, VRDN (b)	9,500,000	9,500,000
Plainview Old Bethpage Central School District TAN 3% 6/27/02	8,000,000	8,029,582
Ravena Coeymans Selkirk Central School District BAN 3% 6/27/02	8,147,350	8,155,009
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 2.77%, LOC European American Bank Uniondale, VRDN (b)(c)	3,810,000	3,810,000
Rochester Gen. Oblig.:
Bonds Series 2001 B, 4% 2/15/02 (MBIA Insured)	4,105,000	4,118,994
BAN:
Series II, 3.7% 3/6/02	17,000,000	17,044,998
4.75% 10/25/01	19,800,000	19,819,882
Roslyn Union Free School District TAN:
3.125% 6/27/02	7,500,000	7,536,644
3.25% 6/27/02	6,000,000	6,035,915
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 2.78%, VRDN (b)(c)	6,600,000	6,600,000
Smithtown Central School District TAN 3% 6/25/02	27,100,000	27,203,643
South Huntington Union Free School District TAN 3% 6/28/02	3,000,000	3,009,526
Suffolk County Gen. Oblig. TAN:
4.4% 8/14/01	18,000,000	18,002,194
4.5% 8/14/01	15,200,000	15,202,646
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.77%, LOC Key Bank Nat'l. Assoc., VRDN (b)	2,320,000	2,320,000
Suffolk County Indl. Dev. Agcy. Solid Waste Disp. Facility Rev. Participating VRDN Series RobIns 1, 2.67% (Liquidity Facility Bank of New York NA) (b)(c)(e)	12,400,000	12,400,000
Three Village Central School District TAN 3% 6/28/02	19,000,000	19,072,149
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series FRRI 00 N15, 2.6% (Liquidity Facility Bank of New York NA) (b)(e)	$ 79,750,000	$ 79,750,000
Series FRRI 00 N17, 2.6% (Liquidity Facility Bank of New York NA) (b)(e)	89,700,000	89,700,000
BAN 5% 1/17/02	49,620,000	50,022,902
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series 2000 A, 2.5% (FSA Insured) (BPA Morgan Guaranty Trust Co., NY), VRDN (b)	35,100,000	35,100,000
Westchester County Indl. Dev. Auth. Continuing Retirement Care (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 2.55%, LOC BNP Paribas SA, VRDN (b)	9,200,000	9,200,000
Wyoming County Indl. Dev. Agcy. Indl. Dev. Rev. (American Precision Proj.) Series 1988 A, 2.7%, LOC HSBC Bank USA, VRDN (b)(c)	200,000	200,000
		1,888,322,297
New York & New Jersey - 6.0%
Port Auth. New York & New Jersey:
Participating VRDN:
Series Merlots 00 Z, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)(e)	5,080,000	5,080,000
Series MSDW 00 419, 2.69% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)(e)	4,995,000	4,995,000
Series PA 67, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,080,000	4,080,000
Series ROC II R42, 2.54% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(e)	6,155,000	6,155,000
Series SG 96 52, 2.54% (Liquidity Facility Societe Generale) (b)(c)(e)	3,400,000	3,400,000
Series 1996 1, 2.75%, VRDN (b)	5,000,000	5,000,000
Series 1996 4, 2.75%, VRDN (b)	4,200,000	4,200,000
Series 1997 1C, 2.75%, VRDN (b)	3,800,000	3,800,000
Series 1997 1D, 2.75%, VRDN (b)	4,500,000	4,500,000
Series 1997 2, 2.85%, VRDN (b)(c)	1,600,000	1,600,000
Series 1997 3A, 2.75%, VRDN (b)	10,200,000	10,200,000
Series 1997 3B, 2.75%, VRDN (b)	8,300,000	8,300,000
Series 1997 4A, 2.85%, VRDN (b)(c)	2,300,000	2,300,000
Series 2001 2, 2.85%, VRDN (a)(b)(c)	11,500,000	11,500,000
Series 3, 2.75%, VRDN (b)	6,600,000	6,600,000
Series B:
3% 10/10/01, CP	6,000,000	6,000,000
3.1% 9/11/01, CP	8,600,000	8,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series MSDW 00 423, 2.64% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)(e)	$ 16,245,000	$ 16,245,000
Series Putters 192, 2.56% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(c)(e)	11,195,000	11,195,000
Series 2, 2.7%, VRDN (b)	1,100,000	1,100,000
		124,850,000
TOTAL INVESTMENT PORTFOLIO - 96.1%		2,013,172,297
NET OTHER ASSETS - 3.9%		81,303,775
NET ASSETS - 100%		$ 2,094,476,072
Total Cost for Income Tax Purposes $ 2,013,172,297
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,500,000 or 0.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Transitional Fin. Auth. Rev. Bonds Series BS 01 116 Class A, 2.6%, tender 10/10/01 (Liquidity Facility Bear Stearns Companies, Inc.)	3/7/01	$ 11,600,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,600,000 or 0.6% of net assets.

Income Tax Information
At January 31, 2001, the fund had a capital loss carryforward of approximately $91,000 of which $3,000, $33,000, $50,000 and $5,000 will expire on January 31, 2004, 2005, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,013,172,297
Cash		52,615,797
Receivable for fund shares sold		25,597,012
Interest receivable		13,225,541
Other receivables		131,572
Prepaid expenses		26,776
Total assets		2,104,768,995
Liabilities
Payable for fund shares redeemed	$ 9,361,052
Distributions payable	2,003
Accrued management fee	653,832
Other payables and accrued expenses	276,036
Total liabilities		10,292,923
Net Assets		$ 2,094,476,072
Net Assets consist of:
Paid in capital		$ 2,094,518,337
Accumulated undistributed net realized gain (loss) on investments		(42,265)
Net Assets, for 2,094,353,046 shares outstanding		$ 2,094,476,072
Net Asset Value, offering price and redemption price per share ($2,094,476,072 ÷ 2,094,353,046 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2001 (Unaudited)
Investment Income Interest		$ 32,836,831
Expenses
Management fee	$ 3,854,492
Transfer agent fees	1,194,011
Accounting fees and expenses	111,280
Non-interested trustees' compensation	3,521
Custodian fees and expenses	20,502
Registration fees	53,987
Audit	16,553
Legal	6,639
Reports to shareholders	21,846
Miscellaneous	32,131
Total expenses before reductions	5,314,962
Expense reductions	(361,045)	4,953,917
Net investment income		27,882,914
Net realized gain (loss) on investment securities		67,017
Net increase (decrease) in net assets resulting from operations		$ 27,949,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 27,882,914	$ 60,403,943
Net realized gain (loss)	67,017	1,523
Net increase (decrease) in net assets resulting from operations	27,949,931	60,405,466
Distributions to shareholders from net investment income	(27,882,914)	(60,403,943)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,625,212,060	5,860,125,458
Reinvestment of distributions from net investment income	27,559,515	59,356,038
Cost of shares redeemed	(2,511,842,546)	(5,531,238,607)
Net increase (decrease) in net assets and shares resulting from share transactions	140,929,029	388,242,889
Total increase (decrease) in net assets	140,996,046	388,244,412
Net Assets
Beginning of period	1,953,480,026	1,565,235,614
End of period	$ 2,094,476,072	$ 1,953,480,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.014	.035	.027	.029	.031	.029
Less Distributions
From net investment income	(.014)	(.035)	(.027)	(.029)	(.031)	(.029)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.38%	3.61%	2.78%	2.91%	3.13%	2.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,094,476	$ 1,953,480	$ 1,565,236	$ 1,256,404	$ 1,082,642	$ 880,075
Ratio of expenses to average net assets	.53% A	.54%	.56%	.58%	.61%	.61%
Ratio of expenses to average net assets after all expense reductions	.49% A, D	.53% D	.56%	.58%	.61%	.61%
Ratio of net investment income to average net assets	2.75% A	3.55%	2.75%	2.86%	3.10%	2.89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New York. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective February 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,216,067 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on February 1, 2001.

The effect of this change during the period, was to increase net investment income by $526,910; decrease net unrealized appreciation/depreciation by $516,759; and decrease net realized gain (loss) by $10,151. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As Spartan New York Municipal Income Fund's and Fidelity New York Municipal Money Market Fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan New York Municipal Income Fund	.38%
Fidelity New York Municipal Money Market Fund	.38%

As Spartan New York Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan New York Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,064 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of the average net assets:

Spartan New York Municipal Income Fund	.07%
Fidelity New York Municipal Money Market Fund	.12%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity New York Municipal Money Market Fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. FMR has borne the cost of Spartan New York Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with Spartan New York Municipal Income Fund's and Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan New York Municipal Income Fund	$ 10,076	$ 337,085	$ 36,230
Fidelity New York Municipal Money Market Fund	20,502	340,543	0

In addition, through an arrangement with the Spartan New York Municipal Money Market Fund's custodian and transfer agent, $145,868 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Proxy Voting Results

A special meeting of the shareholders for Fidelity New York Municipal Money Market Fund and Spartan New York Municipal Money Market Fund was held on July 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,492,099,703.60	90.817
Against	55,733,392.99	3.393
Abstain	95,133,630.33	5.790
TOTAL	1,642,966,726.92	100.000
Broker Non-Votes	2,419,675.99
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,460,663,885.05	88.904
Against	84,551,757.68	5.146
Abstain	97,751,084.19	5.950
TOTAL	1,642,966,726.92	100.000
Broker Non-Votes	2,419,675.99
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,579,374,461.88	95.988
Withheld	66,011,941.04	4.012
TOTAL	1,645,386,402.92	100.000
Ralph F. Cox
Affirmative	1,578,274,294.68	95.921
Withheld	67,112,108.24	4.079
TOTAL	1,645,386,402.92	100.000
Phyllis Burke Davis
Affirmative	1,576,726,047.05	95.827
Withheld	68,660,355.87	4.173
TOTAL	1,645,386,402.92	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	1,577,140,072.94	95.852
Withheld	68,246,329.98	4.148
TOTAL	1,645,386,402.92	100.000
Abigail P. Johnson
Affirmative	1,577,352,849.14	95.865
Withheld	68,033,553.78	4.135
TOTAL	1,645,386,402.92	100.000
Edward C. Johnson 3d
Affirmative	1,578,246,035.25	95.919
Withheld	67,140,367.67	4.081
TOTAL	1,645,386,402.92	100.000
Donald J. Kirk
Affirmative	1,579,255,948.22	95.981
Withheld	66,130,454.70	4.019
TOTAL	1,645,386,402.92	100.000
Marie L. Knowles
Affirmative	1,577,163,741.52	95.854
Withheld	68,222,661.40	4.146
TOTAL	1,645,386,402.92	100.000
Ned C. Lautenbach
Affirmative	1,579,161,798.81	95.975
Withheld	66,224,604.11	4.025
TOTAL	1,645,386,402.92	100.000
Peter S. Lynch
Affirmative	1,579,068,060.61	95.969
Withheld	66,318,342.31	4.031
TOTAL	1,645,386,402.92	100.000
Marvin L. Mann
Affirmative	1,578,887,898.94	95.958
Withheld	66,498,503.98	4.042
TOTAL	1,645,386,402.92	100.000
William O. McCoy
Affirmative	1,579,159,404.74	95.975
Withheld	66,226,998.18	4.025
TOTAL	1,645,386,402.92	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	1,579,269,031.22	95.982
Withheld	66,117,371.70	4.018
TOTAL	1,645,386,402.92	100.000
William S. Stavropoulos
Affirmative	1,577,171,064.00	95.854
Withheld	68,215,338.92	4.146
TOTAL	1,645,386,402.92	100.000
PROPOSAL 4
To approve an amended management contract for Fidelity New York Municipal Money Market Fund.
	# of Votes Cast	% of Votes Cast
Affirmative	949,014,974.47	86.372
Against	67,594,351.76	6.151
Abstain	82,148,966.63	7.477
TOTAL	1,098,758,292.86	100.000
PROPOSAL 5
To approve an amended management contract for Spartan New York Municipal Money Market Fund
	# of Votes Cast	% of Votes Cast
Affirmative	486,576,932.40	89.014
Against	37,149,360.21	6.796
Abstain	22,901,817.45	4.190
TOTAL	546,628,110.06	100.000
PROPOSAL 6
To modify Fidelity New York Money Market Fund's fundamental 80% investment policy.
	# of Votes Cast	% of Votes Cast
Affirmative	929,718,545.65	84.615
Against	90,122,283.56	8.203
Abstain	78,916,524.65	7.182
TOTAL	1,098,757,353.86	100.000
Broker Non-Votes	939.00
PROPOSAL 7
To modify Spartan New York Municipal Money Market Fund's fundamental 80% investment policy.
	# of Votes Cast	% of Votes Cast
Affirmative	480,712,696.28	88.332
Against	40,025,434.15	7.355
Abstain	23,471,242.63	4.313
TOTAL	544,209,373.06	100.000
Broker Non-Votes	2,418,737.00
PROPOSAL 8
To eliminate a fundamental policy of Spartan New York Municipal Money Market Fund.
	# of Votes Cast	% of Votes Cast
Affirmative	475,993,032.32	87.465
Against	39,612,900.92	7.279
Abstain	28,603,439.82	5.256
TOTAL	544,209,373.06	100.000
Broker Non-Votes	2,418,737.00
PROPOSAL 9
To amend each fund's fundamental investment limitation concerning underwriting.
Fidelity New York Municipal Money Market Fund
	# of Votes Cast	% of Votes Cast
Affirmative	927,996,711.57	84.459
Against	90,341,074.22	8.222
Abstain	80,419,568.07	7.319
TOTAL	1,098,757,353.86	100.000
Broker Non-Votes	939.00
Spartan New York Municipal Money Market Fund
	# of Votes Cast	% of Votes Cast
Affirmative	477,196,077.03	87.686
Against	40,960,686.09	7.527
Abstain	26,052,609.94	4.787
TOTAL	544,209,373.06	100.000
Broker Non-Votes	2,418,737.00
PROPOSAL 10
To amend each fund's fundamental investment limitation concerning lending.
Fidelity New York Municipal Money Market Fund
	# of Votes Cast	% of Votes Cast
Affirmative	919,204,978.25	83.659
Against	92,089,380.57	8.381
Abstain	87,462,995.04	7.960
TOTAL	1,098,757,353.86	100.000
Broker Non-Votes	939.00
Spartan New York Municipal Money Market Fund
	# of Votes Cast	% of Votes Cast
Affirmative	477,490,554.21	87.740
Against	40,897,156.94	7.515
Abstain	25,821,661.91	4.745
TOTAL	544,209,373.06	100.000
Broker Non-Votes	2,418,737.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

George A. Fischer, Vice President -
Income Fund

Kim Miller, Vice President -
Money Market Funds

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant
Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NYS-SANN-0901 143502
1.536272.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com